As filed with the Securities and Exchange Commission on July 25, 2022

Registration No. 333-265105

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

Blackstone Private Credit Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

31st Floor

New York, NY 10154

(Address of Principal Executive Offices: (Number, Street, City, State, Zip Code))

(212) 503-2100

(Area Code and Telephone Number)

Marisa J. Beeney, Esq.

Blackstone Credit BDC Advisors LLC

345 Park Avenue, 31st Floor

New York, NY 10154

(Name and Address of Agent for Service)

Copies to:

Rajib Chanda, Esq. Steven Grigoriou, Esq. Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, DC 20001	Benjamin Wells, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

EXPLANATORY NOTE

Pursuant to a Registration Statement on Form N-14 (File No. 333-265105) filed on May 20, 2022, as amended by a pre-effective amendment filed on June 30, 2022 and declared effective on July 6, 2022 (the “Registration Statement”), Blackstone Private Credit Fund (the “Fund”) previously offered to exchange (the “Exchange Offering”), among other Restricted Notes (as defined in the Registration Statement), up to $900,000,000 aggregate principal amount of 2.625% Notes due 2026 (the “2.625% Initial Restricted Notes”) that were issued in a transaction not requiring registration under the Securities Act of 1933, as amended (the “1933 Act”) on September 15, 2021, for an equal aggregate principal amount of its new 2.625% Notes due 2026 that have been registered with the Securities and Exchange Commission (the “SEC”) under the 1933 Act (the “2.625% Exchange Notes”). On October 13, 2021, the Fund issued an additional $350,000,000 aggregate principal amount of 2.625% Notes due 2026 (the “2.625% Additional Restricted Notes,” and, together with the 2.625% Initial Restricted Notes, the “2.625% Restricted Notes” and such 2.625% Restricted Notes, together with the 2.625 Exchange Notes, the “2.625% Notes”) in a transaction not requiring registration under the 1933 Act, the terms of which are identical to the 2.625% Initial Restricted Notes, other than the issue date and the issue price. The 2.625% Additional Restricted Notes are treated as a single class of notes with the 2.625% Initial Restricted Notes for all purposes under the Indenture (as defined in the Registration Statement).

The Fund is filing this registration statement on Form N-14 with the SEC pursuant to Rule 462(b) under the 1933 Act for the sole purpose of registering an additional $350,000,000 of 2.625% Exchange Notes, thus increasing the size of the Exchange Offering with respect to the 2.625% Notes to an offer to exchange up to $1,250,000,000 aggregate principal amount of the 2.625% Restricted Notes for an equal amount of the 2.625% Exchange Notes to account for the 2.625% Additional Restricted Notes.

PART C

OTHER INFORMATION

Item 15. Indemnification.

Article VII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust provides that:

Section 7.1 Limitation of Shareholder Liability. Shareholders shall be entitled to the same limited liability extended to Shareholders of private Delaware for profit corporations formed under the DGCL. No Shareholder shall be liable for any debt, claim, demand, judgment or obligation of any kind of, against or with respect to the Company by reason of being a Shareholder, nor shall any Shareholder be subject to any personal liability whatsoever, in tort, contract or otherwise, to any Person in connection with the Company’s assets or the affairs of the Company by reason of being a Shareholder.

Section 7.2 Limitation of Trustee and Officer Liability. To the fullest extent permitted by Delaware law, subject to any limitation set forth under the federal securities laws, or in this Article VII, no Trustee or officer of the Company shall be liable to the Company or its Shareholders for money damages. Neither the amendment nor repeal of this Section 7.2, nor the adoption or amendment of any other provision of this Declaration of Trust or Bylaws inconsistent with this Section 7.2, shall apply to or affect in any respect the applicability of the preceding sentence with respect to any act or failure to act that occurred prior to such amendment, repeal or adoption. The Company may not incur the cost of that portion of liability insurance which insures the Adviser for any liability as to which the Adviser is prohibited from being indemnified.

Section 7.3 Indemnification.

(a) Each Person who was or is made a party or is threatened to be made a party to or is otherwise involved in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (hereinafter a “proceeding”), by reason of the fact:

(i) that he or she is or was a Trustee, officer, employee, Controlling Person or agent of the Company, or

(ii) that he or she, being at the time a Trustee, officer, employee or agent of the Company, is or was serving at the request of the Company as a director, trustee, officer, employee or agent of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan (collectively, “another enterprise” or “other enterprise”), whether either in case (i) or in case (ii) the basis of such proceeding is alleged action or inaction (x) in an official capacity as a Trustee, officer, employee, Controlling Person or agent of the Company, or as a director, trustee, officer, employee or agent of such other enterprise, or (y) in any other capacity related to the Company or such other enterprise while so serving as a director, trustee, officer, employee or agent, shall be indemnified and held harmless by the Company to the fullest extent not prohibited by Delaware law and subject to paragraphs (b) and (c) below, from and against all liability, loss, judgments, penalties, fines, settlements, and reasonable expenses (including, without limitation, attorneys’ fees and amounts paid in settlement and including costs of enforcement of enforcement of rights under this Section) (collectively, “Liability and Losses”) actually incurred or suffered by such Person in connection therewith. The Persons indemnified hereunder are hereinafter referred to as “Indemnitees.” Such indemnification as to such alleged action or inaction shall continue as to an Indemnitee who has after such alleged action or inaction ceased to be a Trustee, officer, employee, Controlling Person or agent of the Company, or director, officer, employee or agent of another enterprise; and shall inure to the benefit of the Indemnitee’s heirs, executors and administrators. The right to indemnification conferred under this Article VII: (A) shall be a contract right; (B) shall not be affected adversely as to any Indemnitee by any amendment or repeal of this Declaration of Trust with respect to any action or inaction occurring prior to such amendment or repeal; and (C) shall vest immediately upon election or appointment of such Indemnitee.

(b) Notwithstanding anything to the contrary herein, the Company shall not provide any indemnification of an Indemnitee pursuant to paragraph (a) above, unless all of the following conditions are met:

(i) The Indemnitee has determined, in good faith, that any course of conduct of such Indemnitee giving rise to the Liability and Losses was in the best interests of the Company.

(ii) The Indemnitee was acting on behalf of or performing services for the Company.

(iii) Such Liability and Losses were not the result of (1) negligence or misconduct, in the case that the Indemnitee is a Trustee (other than an Independent Trustee), officer, employee, Controlling Person or agent of the Company, or (2) gross negligence or willful misconduct, in the case that the Indemnitee is an Independent Trustee.

(iv) Such indemnification is recoverable only out of the net assets of the Company and not from the Shareholders.

(c) Notwithstanding anything to the contrary herein, the Company shall not provide any indemnification of an Indemnitee pursuant to paragraph (a) above for any Liability and Losses arising from or out of an alleged violation of federal or state securities laws by such Indemnitee unless one or more of the following conditions are met: (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations as to the Indemnitee, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction as to the Indemnitee or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made, and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.

Section 7.4 Payment of Expenses. The Company shall pay or reimburse reasonable legal expenses and other costs incurred by an Indemnitee in advance of final disposition of a proceeding if all of the following are satisfied: (i) the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Company, (ii) the Indemnitee provides the Company with written affirmation of the Indemnitee’s good faith belief that the Indemnitee has met the standard of conduct necessary for indemnification by the Company as authorized by Section 7.3 hereof, (iii) the legal proceeding was initiated by a third party who is not a Shareholder or, if by a Shareholder of the Company acting in his or her capacity as such, a court of competent jurisdiction approves such advancement, and (iv) the Indemnitee provides the Company with a written agreement to repay the amount paid or reimbursed by the Company, together with the applicable legal rate of interest thereon, if it is ultimately determined by final, non-appealable decision of a court of competent jurisdiction, that the Indemnitee is not entitled to indemnification.

Section 7.5 Limitations to Indemnification. The provisions of this Article VII shall be subject to the limitations of the 1940 Act.

Section 7.6 Express Exculpatory Clauses in Instruments. Neither the Shareholders nor the Trustees, officers, employees or agents of the Company shall be liable under any written instrument creating an obligation of the Company by reason of their being Shareholders, Trustees, officers, employees or agents of the Company, and all Persons shall look solely to the Company’s net assets for the payment of any claim under or for the performance of that instrument. The omission of the foregoing exculpatory language from any instrument shall not affect the validity or enforceability of such instrument and shall not render any Shareholder, Trustee, officer, employee or agent liable thereunder to any third party, nor shall the Trustees or any officer, employee or agent of the Company be liable to anyone as a result of such omission.

Section 7.7 Non-exclusivity. The indemnification and advancement of expenses provided or authorized by this Article VII shall not be deemed exclusive of any other rights, by indemnification or otherwise, to which any Indemnitee may be entitled under the Bylaws, a resolution of Shareholders or Trustees, an agreement or otherwise.

Section 7.8 No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

Section 7.9 No Duty of Investigation; No Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Company shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Company, and every other act or thing whatsoever executed in connection with the Company shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration of Trust or in their capacity as officers, employees or agents of the Company. The Trustees may maintain insurance for the protection of the Company’s property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

Section 7.10 Reliance on Experts, etc. Each Trustee and officer or employee of the Company shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Company, upon an opinion of counsel, or upon reports made to the Company by any of the Company’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Company, regardless of whether such counsel or expert may also be a Trustee.

Insofar as indemnification for liability arising under the 1933 Act, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits.

(1)(a)	Second Amended and Restated Declaration of Trust of the Company (incorporated by reference to Exhibit 3.1 to the Company’s Current Report on Form 8-K, filed on February 23, 2022).

(2)	Amended and Restated Bylaws (incorporated by reference to Exhibit 3.1 to the Company’s Current Report on Form 8-K, filed on June 29, 2021).

(4)	Form of Subscription Agreement (incorporated by reference to Exhibit (d) to the Company’s Registration Statement on Form N-2, filed on September 2, 2021).

(5)(a)	Master Note Purchase Agreement, dated as of June 21, 2021, by and among the Company and the purchasers signatory thereto (incorporated by reference to Exhibit 4.1 to the Company’s Quarterly Report on Form 10-Q, filed on August 16, 2021).

(5)(b)	Indenture, dated June 29, 2021, by and among BCRED BSL CLO 2021-1, Ltd. as issuer, BCRED BSL CLO 2021-1, LLC as co-issuer and U.S. Bank National Association, as trustee (filed as Exhibit 4.2 to the Company’s Quarterly Report on Form 10-Q, filed on August 16, 2021).

(5)(c)	Indenture, dated as of September 15, 2021, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.1 to the Company’s Current Report on Form 8-K, filed on September 15, 2021).

(5)(d)	First Supplemental Indenture, dated as of September 15, 2021, relating to the 1.750% Notes due 2024, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K, filed on September 15, 2021).

(5)(e)	Second Supplemental Indenture, dated as of September 15, 2021, relating to the 2.625% Notes due 2026, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.4 to the Company’s Current Report on Form 8-K, filed on September 15, 2021).

(5)(f)	Third Supplemental Indenture, dated as of November 2, 2021, relating to the 1.750% Notes due 2026, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K, filed on November 2, 2021).

(5)(g)	Fourth Supplemental Indenture, dated as of November 22, 2021, relating to the 2.350% Notes due 2024, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K, filed on November 23, 2021).

(5)(h)	Fifth Supplemental Indenture, dated as of November 22, 2021, relating to the 3.250% Notes due 2027, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.4 to the Company’s Current Report on Form 8-K, filed on November 23, 2021).

(5)(i)	Sixth Supplemental Indenture, dated as of January 18, 2022, relating to the 2.700% Notes due 2025, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K, filed on January 20, 2022).

(5)(j)	Seventh Supplemental Indenture, dated as of January 18, 2022, relating to the 4.000% Notes due 2029, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.4 to the Company’s Current Report on Form 8-K, filed on January 20, 2022).

(5)(k)	Eighth Supplemental Indenture, dated as of March 24, 2022, relating to the 4.7000% Notes due 2025, by and between the Company and U.S. Bank Trust Company, National Association, as successor in interest to U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 of the Company’s Current Report on Form 8-K, filed on March 28, 2022).

(5)(l)	Ninth Supplemental Indenture, dated as of April 14, 2022, relating to the 4.875% Notes due 2026, by and between the Registrant and U.S. Bank Trust Company, National Association, as successor in interest to U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 of the Registrant’s Current Report on Form 8-K, filed on April 20, 2022.

(5)(m)	Form of 1.750% Notes due 2024 (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on September 15, 2021).

(5)(n)	Form of 2.625% Notes due 2026 (incorporated by reference to Exhibit 4.4 to the Company’s Current Report on Form 8-K filed on September 15, 2021).

(5)(o)	Form of 1.750% Notes due 2026 (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on November 2, 2021).

(5)(p)	Form of 2.350% Notes due 2024 (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K, filed on November 23, 2021).

(5)(q)	Form of 3.250% Notes due 2027 (incorporated by reference to Exhibit 4.4 to the Company’s Current Report on Form 8-K, filed on November 23, 2021).

(5)(r)	Form of 2.700% Notes due 2025 (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K, filed on January 20, 2022).

(5)(s)	Form of 4.000% Notes due 2029 (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K, filed on January 20, 2022).

(5)(t)	Form of 4.7000% Notes due 2025 (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K, filed on March 28, 2022).

(5)(u)	Form of 4.875% Notes due 2026 (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on April 20, 2022).

(5)(v)	Registration Rights Agreement, dated as of September 15, 2021, relating to the 2024 Notes, by and among the Company and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, J.P. Morgan Securities LLC and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.6 to the Company’s Current Report on Form 8-K filed on September 15, 2021).

(5)(w)	Registration Rights Agreement, dated as of September 15, 2021, relating to the 2026 Notes, by and among the Company and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, J.P. Morgan Securities LLC and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.7 to the Company’s Current Report on Form 8-K filed on September 15, 2021).

(5)(x)	Registration Rights Agreement, dated as of November 22, 2021, relating to the 2024 Notes, by and among the Company and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, J.P. Morgan Securities LLC, MUFG Securities Americas Inc. and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.6 to the Company’s Current Report on Form 8-K, filed on November 23, 2021).

(5)(y)	Registration Rights Agreement, dated as of November 22, 2021, relating to the 2027 Notes, by and among the Company and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, J.P. Morgan Securities LLC, MUFG Securities Americas Inc. and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.7 to the Company’s Current Report on Form 8-K, filed on November 23, 2021).

(5)(z)	Registration Rights Agreement, dated as of January 18, 2022, relating to the 2025 Notes, by and among the Company and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, SMBC Nikko Securities America, Inc., Truist Securities, Inc. and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.6 to the Company’s Current Report on Form 8-K, filed on January 20, 2022).

(5)(aa)	Registration Rights Agreement, dated as of January 18, 2022, relating to the 2029 Notes, by and among the Company and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, SMBC Nikko Securities America, Inc., Truist Securities, Inc., and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.7 to the Company’s Current Report on Form 8-K, filed on January 20, 2022).

(5)(bb)	Registration Rights Agreement, dated as of March 24, 2022, relating to the Notes, by and among the Fund and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, MUFG Securities Americas, SMBC Nikko Securities America, Inc. and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Company’s Current Report on Form 8-K, filed on March 28, 2022).

(6)(a)	Investment Advisory Agreement between the Company and the Adviser (incorporated by reference to Exhibit 10.1 to the Company’s Annual Report on Form 10-K, filed on March 5, 2021).

(6)(b)	Intermediary Manager Agreement between the Company and the Intermediary Manager, dated October 5, 2020 (incorporated by reference to Exhibit 10.2 to the Company’s Annual Report on Form 10-K, filed on March 5, 2021).

(6)(c)	Form of Selected Intermediary Agreement (incorporated by reference to Exhibit (h)(2) to the Company’s Registration Statement on Form N-2, filed on September 30, 2020).

(6)(d)	Distribution and Shareholder Servicing Plan of the Registrant, dated October 5, 2020 (incorporated by reference to Exhibit 10.4 to the Company’s Annual Report on Form 10-K, filed on March 5, 2021).

(6)(e)	Administration Agreement between the Company and the Administrator, dated October 5, 2020 (incorporated by reference to Exhibit 10.6 to the Company’s Annual Report on Form 10-K, filed on March 5, 2021).

(6)(f)	Escrow Agreement by and among the Company, Blackstone Securities Partners L.P., and UMB Bank, N.A., dated October 5, 2020 (incorporated by reference to Exhibit 10.7 to the Company’s Annual Report on Form 10-K, filed on March 5, 2021).

(9)	Custodian Agreement between the Company and State Street Bank and Trust Company, dated October 5, 2020 (incorporated by reference to Exhibit 10.5 to the Company’s Annual Report on Form 10-K, filed on March 5, 2021).

(11)(a)	Opinion of Richards, Layton & Finger, P.A.*

(11)(b)	Opinion of Simpson Thacher & Bartlett LLP*

(12)	Opinion and Consent of Simpson Thacher & Bartlett LLP supporting tax matters and consequences to Noteholders discussed in the prospectus (incorporated by reference to Exhibit 12 to the Company’s Registration Statement on Form N-14, filed on June 30, 2022).

(13)(a)	Agency Agreement between the Company and DST Systems, Inc., dated October 5, 2020 (incorporated by reference to Exhibit 10.8 to the Company’s Annual Report on Form 10-K, filed on March 5, 2021).

(13)(b)	Expense Support and Conditional Reimbursement Agreement by and between the Company and Adviser, dated October 5, 2020 (incorporated by reference to Exhibit 10.9 to the Company’s Annual Report on Form 10-K, filed on March 5, 2021).

(13)(c)	Multi-Class Plan, dated October 5, 2020 (incorporated by reference to Exhibit 10.14 to the Company’s Annual Report on Form 10-K, filed on March 5, 2021).

(13)(d)	Distribution Reinvestment Plan, dated October 5, 2020 (incorporated by reference to Exhibit 10.15 to the Company’s Annual Report on Form 10-K, filed on March 5, 2021).

(13)(e)	Securities Purchase Agreement, dated March 5, 2021, by and among the Company, Twin Peaks Parent LLC, BCRED Twin Peaks LLC, Teacher Retirement System of Texas and Blackstone Credit BDC Advisors LLC (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q, filed on May 10, 2021).

(13)(f)	Credit and Security Agreement, dated as of January 8, 2021, by and among BCRED Castle Peak Funding LLC, as borrower, the Company, as equityholder and collateral manager, and Citibank, N.A., as administrative agent and Wilmington Trust, National Association, as custodian, collateral agent and collateral administrator (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q, filed on May 10, 2021).

(13)(g)	Amendment No. 3, dated as of December 21, 2021, amending and restating the Credit and Security Agreement, dated as of January 8, 2021, by and among BCRED Castle Peak Funding LLC as borrower, the Company as equityholder and collateral manager, and Citibank, N.A., as administrative agent and Wilmington Trust, National Associate, as custodian, collateral agent and collateral administrator (incorporated by reference to Exhibit 10.3.1 to the Company’s Annual Report on Form 10-K, filed on March 9, 2022).

(13)(h)	Credit Agreement, dated as of January 28, 2021, by and among BCRED Maroon Peak Funding LLC, the Company, Morgan Stanley Bank, N.A., as lender, Morgan Stanley Senior Funding, Inc., as administrative agent and U.S. Bank National Association, as collateral agent (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q, filed on May 10, 2021).

(13)(i)	Second Amendment, dated as of May 27, 2021, amending and restating the Credit Agreement dated as of January 28, 2021, by and among BCRED Maroon Peak Funding LLC, the Company, Morgan Stanley Bank, N.A., as lender, Morgan Stanley Senior Funding, Inc., as administrative agent and U.S. Bank National Association, as collateral agent (incorporated by reference to Exhibit 10.14.1 to the Company’s Annual Report on Form 10-K, filed on March 9, 2022).

(13)(j)	Revolving Credit and Security Agreement, dated as of March 15, 2021, by and among BCRED Bard Peak Funding LLC, as borrower, BNP Paribas as administrative agent, Wells Fargo Bank, National Association as collateral agent and the Company as servicer and equityholder (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K, filed on March 18, 2021).

(13)(k)	Amendment No 4., dated as of November 18, 2021, amending and restating the Revolving Credit and Security Agreement, dated as of March 15, 2021, by and among BCRED Bard Peak Funding LLC, as borrower BNP Paribas, as administrative agent, Wells Fargo Bank, National Association as collateral agent and the Company as servicer and equity holder (incorporated by reference to Exhibit 10.5.1 to the Company’s Annual Report on Form 10-K, filed on March 9, 2022).

(13)(l)	Loan Financing and Servicing Agreement, dated as of October 11, 2018, by and among BCRED Denali Peak Funding LLC (f/k/a GSO Downing Street LLC), Twin Peaks (f/k/a GSO Direct Lending Fund-D LP), as servicer, Deutsche Bank AG, New York Branch, as facility agent, and U.S. Bank National Association as collateral agent and custodian (incorporated by reference to Exhibit 10.2.1 to the Company’s Quarterly Report on Form 10-Q, filed on May 10, 2021).

(13)(m)	Third Omnibus Amendment to Transaction Documents, dated as of September 30, 2021, amending and restating the Loan Financing Servicing Agreement, dated as of October 11, 2018, by and among BCRED Denali Peak Funding LLC (f/k/a GSO Downing Street LLC), Twin Peaks (f/k/a GSO Direct Lending Fund-D LP), as servicer, Deutsche Bank AG, New York Branch, as facility agent, and Wilmington Trust, National Association as collateral agent and custodian (incorporated by reference to Exhibit 10.16.1 to the Company’s Annual Report on Form 10-K, filed on March 9, 2022).

(13)(n)	Joinder Agreement, dated as of October 20, 2021, by and among BCRED Denali Peak Funding LLC, as borrower, Deutsche Bank AG, New York Branch, as the facility agent and the financial institution identified therein (incorporated by reference to Exhibit 10.16.2 to the Company’s Annual Report on Form 10-K, filed on March 9, 2022).

(13)(o)	Senior Secured Revolving Credit Facility, dated as of March 3, 2021, by and among BCRED Summit Peak Funding LLC, as borrower, Société Generale as agent and swingline lender, Wilmington Trust, National Association, as collateral agent, custodian and collateral administrator and the Company as servicer and equityholder (incorporated by reference to Exhibit 10.6 to the Company’s Quarterly Report on Form 10-Q, filed on May 10, 2021).

(13)(p)	Amendment No. 3, dated as of October 29, 2021, amending and restating the Loan and Servicing Agreement, dated as of March 3, 2021, by and among BCRED Summit Peak Funding LLC, as borrower, Société Generale as agent and swingline lender, Wilmington Trust, National Association, as collateral agent, collateral custodian and collateral administrator and the Company as servicer and equityholder (incorporated by reference to Exhibit 10.7 to the Company’s Quarterly Report on Form 10-Q, filed on November 15, 2021).

(13)(q)	Senior Secured Credit Agreement, dated as of May 18, 2021, by and among the Company, Citibank N.A., as administrative agent, and Citibank, N.A. and BofA Securities, Inc. as joint bookrunners and joint lead arrangers (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K, filed on May 25, 2021).

(13)(r)	Incremental Assumption Agreement, dated September 7, 2021, relating to the Senior Secured Credit Agreement dated as of May 18, 2021 among the Company, the lenders from time to time party thereto, and Citibank, N.A., as administrative agent and as collateral agent (incorporated by reference to Exhibit 10.5 to the Company’s Quarterly Report on Form 10-Q, filed on November 15, 2021).

(13)(s)	Amendment No. 1 dated as of November 5, 2021 to the Senior Secured Credit Agreement dated as of May 18, 2021, by and among the Company, each of the Lenders from time to time party thereto and Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.6 to the Company’s Quarterly Report on Form 10-Q, filed on November 15, 2021).

(13)(t)	Amendment No. 2 dated as of March 7, 2022 to the Senior Secured Credit Agreement dated as of May 18, 2021, by and among the Company, each of the Lenders from time to time party thereto and Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.18.3 to the Company’s Annual Report on Form 10-K, filed on March 9, 2022).

(14)(a)	Consent of Deloitte & Touche LLP.*

(14)(b)	Report of Deloitte & Touche LLP regarding the senior securities table contained herein (incorporated by reference to Exhibit 14(b) to the Company’s Registration Statement on Form N-14, filed on June 30, 2022).

(16)	Power of Attorney for Brad Marshall, Carlos Whitaker, Stephan Kuppenheimer, Katherine Rubenstein, Abby Miller, Marisa J. Beeney, Vikrant Sawhney, Michelle Greene, Robert Bass, James F. Clark, Tracy Collins and Vicki L. Fuller (incorporated by reference to Exhibit 16 to the Company’s Registration Statement on Form N-14, filed on June 30, 2022).

(17)(a)	Statement of Eligibility on Form T-1 of U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 17(a) to the Company’s Registration Statement on Form N-14, filed on May 20, 2022).

(17)(b)	Form of Letter of Transmittal (incorporated by reference to Exhibit 17(b) to the Company’s Registration Statement on Form N-14, filed on May 20, 2022)

(18)	Filing Fees Table*

*	Filed herewith.

Item 17. Undertakings.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment will be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time will be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in New York, New York on the 25th day of July, 2022.

BLACKSTONE PRIVATE CREDIT FUND

By:	/s/ Brad Marshall
Brad Marshall
Chief Executive Officer and Trustee

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Brad Marshall Brad Marshall	Chief Executive Officer and Trustee (Principal Executive Officer)	July 25, 2022

/s/ Stephan Kuppenheimer Stephan Kuppenheimer	Chief Financial Officer (Principal Financial Officer)	July 25, 2022

/s/ Abby Miller Abby Miller	Chief Accounting Officer and Treasurer (Principal Accounting Officer)	July 25, 2022

/s/ Vikrant Sawhney* Vikrant Sawhney	Trustee	July 25, 2022

/s/ Robert Bass* Robert Bass	Trustee	July 25, 2022

/s/ Tracy Collins* Tracy Collins	Trustee	July 25, 2022

/s/ Vicki L. Fuller* Vicki L. Fuller	Trustee	July 25, 2022

/s/ Michelle Greene* Michelle Greene	Trustee	July 25, 2022

/s/ James F. Clark* James F. Clark	Trustee	July 25, 2022

*By:	/s/ Brad Marshall
Brad Marshall
As Agent or Attorney-in-Fact

July 25, 2022